Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 3,302	£ 3,853
Other income	14	39
Other comprehensive income	(1,121)	(2,620)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(192)	(291)
Other income	41	(54)
Other comprehensive income	0	0
Total	(151)	(345)
Significant unobservable inputs (Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	(3)
Other comprehensive income	0	0
Total	0	(3)
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(191)	(186)
Other income	0	0
Other comprehensive income	0	0
Total	(191)	(186)
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	17	15
Other income	0	0
Other comprehensive income	0	0
Total	17	15
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(29)	2
Other income	0	(1)
Other comprehensive income	0	0
Total	(29)	1
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(2)	(35)
Other income	0	0
Other comprehensive income	0	0
Total	(2)	(35)
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	15	(87)
Other income	30	(50)
Other comprehensive income	0	0
Total	45	(137)
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(2)	0
Other income	11	0
Other comprehensive income	0	0
Total	£ 9	£ 0